Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits

13. Deposits

The aggregate amount of demand deposit overdrafts that were reclassified as loans were $33,000 at December 31, 2017, compared to $39,000 at December 31, 2016.

Deposits consist of the following:

(Dollars in thousands)	December 31,
	2017	2016
Demand, non-interest bearing	$115,911	$104,006
Interest-bearing demand and money market	122,407	118,429
Savings	98,966	95,449
Time deposits, $250,000 or more	8,456	5,773
Other time deposits	131,928	132,165
	$477,668	$455,822

Deposits and other funds from related parties held by Juniata amounted to $1,116,000 and $1,247,000 at December 31, 2017 and 2016, respectively.

Aggregate amount of scheduled maturities of time deposits as of December 31, 2017 include the following:

(Dollars in thousands)
	Time Deposits
Maturing in:	$250,000 or more	Other	Total Time Deposits
2018	$2,530	$39,898	$42,428
2019	1,726	19,566	21,292
2020	2,676	33,365	36,041
2021	257	19,224	19,481
2022	-	8,847	8,847
Later	1,267	11,028	12,295
	$8,456	$131,928	$140,384